SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Prepayment to vendors		$ 7,398,181	$ 5,784,530
Deferred IPO Costs	[1]		1,282,570
Advances to employees	[2]	53,393	29,380
Others	[3]	376,684	210,998
Prepaid expenses and other current assets		$ 7,828,258	$ 7,307,478

[1]	The balance represented the incremental costs incurred for the IPO, which was deducted from the proceeds of the IPO upon the completion of the IPO.
[2]	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.
[3]	The balance primarily represented a deductible VAT input tax of $